Lincoln Life & Annuity Company of New York:
LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated April 30, 2007
To the Prospectus for Product:

SVUL

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.  The following information is added to the “Funds” section of your prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•                  LVIP Wilshire 2010 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2020 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2030 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2040 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

* The Lincoln Variable Insurance Products Trust LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, as well as LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, and LVIP Wilshire Moderately Aggressive Profile Fund are “Fund of Funds” and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.

Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

					Total
					Annual		Total Fund
					Fund		operating
					Operating		expenses
				Acquired	Expenses	Total	with
				Fund	Without	waivers	waivers
	Management	12(b)1	Other	Fees and	waivers or	and	and
Fund	Fees	Fee	Expenses(1)	Expenses(1)	reductions(1)	reductions(1)	reductions(1)
LVIP Wilshire 2010 Profile Fund
(Standard Class)(2)(3)(4)	0.25%	0.00%	0.27%	0.72%	1.24%	(0.27)%	0.97%

LVIP Wilshire 2020 Profile Fund
(Standard Class)(2)(3)(4)	0.25%	0.00%	0.17%	0.81%	1.23%	(0.17)%	1.06%

LVIP Wilshire 2030 Profile Fund
(Standard Class)(2)(3)(4)	0.25%	0.00%	0.15%	0.82%	1.22%	(0.15)%	1.07%

LVIP Wilshire 2040 Profile Fund
(Standard Class)(2)(3)(4)	0.25%	0.00%	0.22%	0.91%	1.38%	(0.22)%	1.16%

(1) The expense data presented in these columns is estimated.  None of the Profile Funds listed had commenced operations during 2006.  The estimates utilize the estimates prepared by the Profile Funds listed which are set forth in the prospectus enclosed with this Supplement.  As noted in such prospectus, this estimate assumes purchases of shares of the Acquired Funds based on an assumed “current target allocation”.  Please refer to such prospectus for more comprehensive information.

(2) Effective January 1, 2007 the advisor has contractually agreed to reimburse each fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.25% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(3) In addition to the Annual Fund Operating Expenses, the Lincoln Profile Funds will also bear their portion of the fees and expenses of the acquired funds in which they invest. The “Acquired Fund Fees and Expenses” in the chart are based on the 2006 fees and expenses of the acquired funds that might have been owned by each fund during 2006 had the respective Profile Fund followed the investment objectives and allocations set forth in its prospectus and are provided to show you an estimate of the underlying fees and expenses attributable to each Profile fund. Each fund’s expense ratio will vary based on the actual allocations to the acquired funds that occurred through the year.

(4) “Other Expenses” are based on estimated expenses for the current fiscal year.

The following paragraph is added to the “Market Timing” section of the Prospectus:

Market Timing

Under the SEC rules, we are required to: (1) enter into written agreement with each underlying fund or its principal underwriter that obligates us to provide to the underlying fund promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the underlying fund to restrict or prohibit further purchases or transfers by specific policy owners who violate excessive trading policies established by the underlying fund.

Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the underlying fund’s investment adviser, the underlying fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds in which the Separate Account invests, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the funds’ own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some underlying funds also may impose redemption fees on short-term trading (i.e., redemptions of underlying fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the underlying funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

GW S-6 – Funds (LNY R)

Lincoln Life & Annuity Company of New York:
LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated April 30, 2007
To the Prospectus for Products:

Lincoln SVUL Elite Series

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.  The following information is added to the “Funds” section of your prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•                  LVIP Capital Growth Fund (Standard Class): Capital appreciation.

(Subadvised by Wellington Management Company, LLP)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Cohen & Steers Global Real Estate Fund (Standard Class): Total return.

(Subadvised by Cohen & Steers Capital Management)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Delaware Special Opportunities Fund (Standard Class): Capital appreciation.

(Subadvised by Delaware Management Company)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Marsico International Growth Fund (Standard Class): Long-term capital appreciation.

(Subadvised by Marsico Capital Management, LLC)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP MFS® Value Fund (Standard Class): Long-term growth of capital.

(Subadvised by Massachusetts Financial Services Company)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Mid-Cap Growth Fund (Standard Class): Capital appreciation.

(Subadvised by Turner Investment Partners)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Mid-Cap Value Fund (Standard Class): Long-term capital appreciation.

(Subadvised by Wellington Management Company, LLP)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Small-Cap Index Fund (Standard Class): Capital appreciation.

(Subadvised by Mellon Capital Management Corporation)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP T. Rowe Price Growth Stock Fund (Standard Class): Long-term growth of capital.

(Subadvised by T. Rowe Price Associates, Inc.)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Templeton Growth Fund (Standard Class): Long-term growth of capital.

(Subadvised by Templeton Investment Counsel, LLC)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Value Opportunities Fund (Standard Class): Long-term capital appreciation.

(Subadvised by Dalton, Greinger, Hartman, Maher & Co.)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2010 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2020 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2030 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

•                  LVIP Wilshire 2040 Profile Fund (Standard Class)*: Total return.

(Subadvised by Wilshire Associates Incorporated)

This fund will be available as of May 21, 2007. Consult your financial adviser.

* The Lincoln Variable Insurance Products Trust LVIP Wilshire 2010 Profile Fund, LVIP Wilshire 2020 Profile Fund, LVIP Wilshire 2030 Profile Fund, and LVIP Wilshire 2040 Profile Fund, as well as LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire Conservative Profile Fund, LVIP Wilshire Moderate Profile Fund, and LVIP Wilshire Moderately Aggressive Profile Fund are “Fund of Funds” and as such purchase shares of other mutual funds rather than directly investing in debt and equity securities. As a result, Fund of Funds may have higher expenses than mutual funds which invest directly in debt and equity securities.

Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

							Total
					Total		Annual
					Annual		Fund
					Fund		Operating
					Operating		Expenses
				Acquired	Expenses	Total	With
				Fund	Without	waivers	waivers
	Management	12(b)1	Other	Fees and	waivers or	and	and
Fund	Fees	Fee	Expenses	Expenses	reductions	reductions	reductions
LVIP Capital Growth Fund
(Standard Class)(9)(19)	0.73%	0.00%	0.09%	0.00%	0.82%	(0.01)%	0.81%
LVIP Cohen & Steers Global Real Estate Fund
(Standard Class)(6)(20)(23)	0.95%	0.00%	0.15%	0.00%	1.10%	(0.25)%	0.85%
LVIP Delaware Special Opportunities Fund
(Standard Class)(18)	0.37%	0.00%	0.08%	0.00%	0.45%
LVIP Marsico International Growth Fund
(Standard Class)(15)(19)	0.97%	0.00%	0.16%	0.00%	1.13%	(0.01)%	1.12%
LVIP MFS® Value Fund
(Standard Class)(10)(19)	0.74%	0.00%	0.10%	0.00%	0.84%	(0.02)%	0.82%
LVIP Mid-Cap Growth Fund
(Standard Class)(7)(19)(22)	0.90%	0.00%	0.23%	0.00%	1.13%	(0.10)%	1.03%
LVIP Mid-Cap Value Fund
(Standard Class)(13)(19)	0.99%	0.00%	0.14%	0.00%	1.13%	(0.02)%	1.11%
LVIP Small-Cap Index Fund
(Standard Class)(11)(12)(19)	0.32%	0.00%	0.14%	0.00%	0.46%

LVIP T. Rowe Price Growth Stock Fund
(Standard Class)(8)(19)	0.78%	0.00%	0.12%	0.00%	0.90%	(0.02)%	0.88%
LVIP Templeton Growth Fund
(Standard Class)(14)(19)	0.75%	0.00%	0.11%	0.00%	0.86%

LVIP Value Opportunities Fund
(Standard Class)(16)(17)(19)	1.05%	0.00%	0.13%	0.00%	1.18%
LVIP Wilshire 2010 Profile Fund
(Standard Class)(1)(2)(3)(4)	0.25%	0.00%	0.27%	0.72%	1.24%	(0.27)%	0.97%
LVIP Wilshire 2020 Profile Fund
(Standard Class)(1)(2)(3)(4)	0.25%	0.00%	0.17%	0.81%	1.23%	(0.17)%	1.06%
LVIP Wilshire 2030 Profile Fund
(Standard Class)(1)(2)(3)(4)	0.25%	0.00%	0.15%	0.82%	1.22%	(0.15)%	1.07%
LVIP Wilshire 2040 Profile Fund
(Standard Class)(1)(2)(3)(4)	0.25%	0.00%	0.22%	0.91%	1.38%	(0.22)%	1.16%

(1) The expense data presented in these funds is estimated.  None of the Profile Funds listed had commenced operations during 2006.  The estimates utilize the estimates prepared by the Profile Funds listed which are set forth in the prospectus enclosed with this Supplement.  As noted in such prospectus, this estimate assumes purchases of shares of the Acquired Funds based on an assumed “current target allocation”.  Please refer to such prospectus for more comprehensive information.

(2) Effective January 1, 2007 the advisor has contractually agreed to reimburse each fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.25% of average daily net assets. The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(3) “Other Expenses” are based on estimated expenses for the current fiscal year.

(4) In addition to the Annual Fund Operating Expenses, the Lincoln Profile Funds will also bear their portion of the fees and expenses of the acquired funds in which they invest. The “Acquired Fund Fees and Expenses” in the chart are based on the 2006 fees and expenses of the acquired funds that might have been owned by each fund during 2006 had the respective Profile Fund followed the investment objectives and allocations set forth in its prospectus and are provided to show you an estimate of the underlying fees and expenses attributable to each Profile fund. Each fund’s expense ratio will vary based on the actual allocations to the acquired funds that occurred through the year.

(6) The expense data for this fund is estimated as it had not commenced operations during 2006. The advisor has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is: 0.22% on the first $250,000,000 of average daily net assets of the fund; and 0.32% on the excess of $250,000,000. The waiver will renew automatically for one-year terms unless the advisor provides written notice of termination to the fund. The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 0.85% of average daily net assets (Service Class at 1.10%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(7) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 1.05% of average daily net assets (Service Class at 1.30%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(8) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 0.88% of average daily net assets (Service Class at 1.13%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(9) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 0.81% of average daily net assets (Service Class at 1.06%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(10) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 0.82% of average daily net assets (Service Class at 1.07%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(11) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 0.46% of average daily net assets (Service Class at 0.71%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(12) The Management Fee has been restated to reflect a new management agreement effective April 30, 2007. Due to the change in investment objective for this fund, the management fee decreased.

(13) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 1.11% of average daily net assets (Service Class at 1.36%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(14) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 0.86% of average daily net assets (Service Class at 1.11%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(15) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 1.12% of average daily net assets (Service Class at 1.37%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(16) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the fund’s Total Annual Fund Operating Expenses exceed 1.34% of average daily net assets (Service Class at 1.59%). The Agreement will continue at least through April 30, 2008 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(17) The Management Fee has been restated to reflect a new management agreement effective April 30, 2007. The management fee charged to the fund pursuant to the new agreement is lower than the management fee previously charged to the fund.

(18) The fees and expenses shown in the table have been restated to reflect the renewal of the administration agreement. In addition, the fees and expenses have been restated to reflect a change in expense allocation methodology. Expenses common to all Funds of the Trust are allocated to each fund based on their relative average net assets.

(19) The fees and expenses shown in the table have been adjusted to reflect the administration agreement and accounting services agreement.

(20) “Other Expenses” are based on estimated expenses for the current fiscal year.

(22) The advisor has contractually agreed to waive a portion of its advisory fee through April 30, 2008. The waiver amount is: 0.10% on the first $25 million and 0.05% on the next $50 million. The waiver will renew automatically for one year terms unless the advisor provides written notice of termination to the fund.

(23) The advisor has contractually agreed to reimburse the fund’s Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.85% of average daily net assets (Service Class 1.10%). The Agreement will continue at least through April 30, 2008, and will renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

The following paragraph is added to the “Market Timing” section of the Prospectus:

Market Timing

Under the SEC rules, we are required to: (1) enter into written agreement with each underlying fund or its principal underwriter that obligates us to provide to the underlying fund promptly upon request certain information about the trading activity of individual policy owners, and (2) execute instructions from the underlying fund to restrict or prohibit further purchases or transfers by specific policy owners who violate excessive trading policies established by the underlying fund.

Some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the underlying fund’s investment adviser, the underlying fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds in which the Separate Account invests, including any refusal or restriction on purchases or redemptions of the Sub-Account units as a result of the funds’ own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1-2 business days of the day on which we receive notice of the refusal. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some underlying funds also may impose redemption fees on short-term trading (i.e., redemptions of underlying fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the underlying funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.

SUPP–07.13	GW S-6 – Funds (LNY R Elite)